Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Classification of Financial Assets and Liabilities

The following table summarizes the classification of the Company’s financial assets and liabilities:

	Note	December 31	December 31
(in thousands)		2018	2017

Financial assets

Financial assets mandatorily measured at FVTNE

Cash and cash equivalents		$75,767	$98,521

Trade receivables from provisional concentrate sales, net of fair value adjustment	6, 9	1,332	1,398

Long-term investments - warrants held	16	-	124

Convertible note receivable	15	12,899	15,777

Investments in equity instruments designated as at FVTOCI

Long-term investments - common shares held	16	164,753	95,608

Financial assets measured at amortized cost

Other accounts receivable	9	1,064	1,796

Total financial assets		$255,815	$213,224

Financial liabilities

Financial liabilities at amortized cost

Accounts payable and accrued liabilities		19,883	12,118

Bank debt	17	1,264,000	770,000

Total financial liabilities		$1,283,883	$782,118

Maximum Exposure to Credit Risk Related to Financial Assets

The Company’s maximum exposure to credit risk related to its financial assets is as follows:

		December 31	December 31
(in thousands)	Note	2018	2017

Cash and cash equivalents		$75,767	$98,521

Trade receivables from provisional concentrate sales, net of fair value adjustment	9	1,332	1,398

Other accounts receivables	9	1,064	1,796

Convertible note receivable	15	12,899	15,777

Maximum exposure to credit risk related to financial assets		$91,062	$117,492

Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities

The table includes both interest and principal cash flows. To the extent that applicable interest rates are floating in nature, the interest charges are estimated based on market-based forward interest rate curves at the end of the reporting period.

As at December 31, 2018

(in thousands)	2019	2020	2021	2022	2023	Total

Non-derivative financial liabilities

Bank debt ¹	$-	$-	$-	$-	$1,264,000	$1,264,000

Interest on bank debt ²	53,845	50,021	46,564	45,584	46,541	242,555

Accounts payable and accrued liabilities	19,883	-	-	-	-	19,883

Performance share units [3]	5,578	3,890	1,288	-	-	10,756

Total	$79,306	$53,911	$47,852	$45,584	$1,310,541	$1,537,194

1)

Assumes the principal balance outstanding at December 31, 2018 does not change until the debt maturity date. On February 27, 2019, the term of the revolving credit facility was extended by an additional year, with the facility now maturing on February 27, 2024.

2)

As the applicable interest rates are floating in nature, the interest charges are estimated based on market-based forward interest rate curves at the end of the reporting period combined with the assumption that the principal balance outstanding at December 31, 2018 does not change until the debt maturity date.

 3)    Assumes a weighted average performance factor of 141% (see Note 20.1).

Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities

The carrying amounts of the Company’s Canadian dollar denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

	December 31	December 31
(in thousands)	2018	2017

Monetary assets

Cash and cash equivalents	$731	$453

Accounts receivable	637	71

Long-term investments - common shares held	161,421	90,003

Long-term investments - warrants held	-	124

Convertible note receivable	12,899	15,777

Other long-term assets	1,105	717

Total Canadian dollar denominated monetary assets	$176,793	$107,145

Monetary liabilities

Accounts payable and accrued liabilities	$16,128	$5,542

Current taxes payable	3,361	-

Performance share units	8,808	1,165

Total Canadian dollar denominated monetary liabilities	$28,297	$6,707

Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar

The following tables detail the Company’s sensitivity to a 10% increase or decrease in the Canadian dollar relative to the United States dollar, representing the sensitivity used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in exchange rates.

	As at December 31, 2018
	Change in Canadian Dollar

(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(1,292)	$1,292

Increase (decrease) in other comprehensive income	16,142	(16,142)

Increase (decrease) in total comprehensive income	$14,850	$(14,850)

	As at December 31, 2017
	Change in Canadian Dollar

(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$1,043	$(1,043)

Increase (decrease) in other comprehensive income	9,000	(9,000)

Increase (decrease) in total comprehensive income	$10,043	$(10,043)

Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy

The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		December 31, 2018

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents		$75,767	$75,767	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	9	1,332	-	1,332	-

Long-term investments - common shares held	16	164,753	164,753	-	-

Long-term investments - warrants held	16	-	-	-	-

Convertible note receivable	15	12,899	-	-	12,899

		$254,751	$240,520	$1,332	$12,899

		December 31, 2017

(in thousands)		Total	Level 1	Level 2	Level 3

Cash and cash equivalents		$98,521	$98,521	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	9	1,398	-	1,398	-

Long-term investments - common shares held	16	95,608	95,608	-	-

Long-term investments - warrants held	16	124	-	124	-

Convertible note receivable (Note 15)	15	15,777	-	-	15,777

		$211,428	$194,129	$1,522	$15,777